Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001737450
Entity Registrant Name	Opera Ltd
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Type	20-F/A
Amendment Description	This amendment on Form 20-F/A (the “Amendment No. 1”) is being filed by Opera Limited (the “Company,” “we,” “our,” or “us”) to amend our annual report on Form 20-F for the fiscal year ended December 31, 2021, originally filed with the U.S. Securities and Exchange Commission ("SEC") on April 26, 2022 (the “Original Filing”). The purposes of this Amendment No. 1 are to: ● reflect the amendment of the Company's consolidated financial statements as of and for the fiscal year ended December 31, 2021, including the notes thereto (the “Amended Financial Statements”), which are hereby reissued and refiled to include summarized financial information of a former equity-accounted investee, namely NanoCred Cayman Company Limited (“Nanobank”) in Note 12 to the Amended Financial Statements. The Amended Financial Statements also reflect an adjustment of our share of net loss of Nanobank for the fiscal year of 2021 as a consequence of adjustments that Nanobank made to its financial statements for 2021 subsequent to the Original Filing. The increase in our share of net loss resulted in an equal reduction in the amount of impairment of our investment in Nanobank. Consequently, these adjustments did not impact our net loss for 2021. The adjustments impacted the amounts of share of net income (loss) of equity-accounted investees and impairment of equity-accounted investee, as presented and disclosed in the consolidated statements of operations and cash flows, and Notes 2, 4 and 12 to the Amended Financial Statements. Moreover, Note 19 to our Amended Financial Statements reflects updated events of our share repurchase program and share incentive plan occuring after the reporting period. A summary of the amendments to the financial statements is provided in Note 1a to the Amended Financial Statements; ● amend related disclosures in the Original Filing to reflect the Amended Financial Statements; ● include the revised Report of Independent Registered Public Accounting Firm KPMG AS (“KPMG”) on the Amended Financial Statements; ● include currently-dated certifications from the Chief Executive Officer and the Chief Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, included in this Amendment No. 1 as Exhibits 12.1, 12.2, 13.1 and 13.2; ● include a currently-dated consent letter from the Company’s independent registered public accounting firm, KPMG, as Exhibit 15.1; and ● correct certain clerical and typographical errors. This Form 20-F/A is filed in its entirety. Other disclosures in this Amendment No. 1 are included for the convenience of the reader only and has not been updated from the Original Filing. Therefore, except for the changes expressly described above, this Amendment No. 1 continues to present information as of the date of the Original Filing and does not, and does not purport to, amend, supplement, update or restate any other information or disclosure contained in the Original Filing and does not, and does not purport to, reflect any events that have occurred after the date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Company's reports filed and furnished with the SEC subsequent to the date of the Original Filing. The filing of this Amendment No. 1, and the inclusion of newly executed certifications and consent of the independent registered accounting firm, should not be understood to mean that any other statements or disclosure contained in the Original Filing are true and complete as of any date subsequent to the date of the Original Filing, except as expressly noted above.
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Entity File Number	001-38588
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Vitaminveien 4
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Title of 12(b) Security	American Depositary Shares, each representing two ordinary shares, par value US$0.0001 per share
Trading Symbol	OPRA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	230,291,732
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Document Registration Statement	false
Auditor Name	KPMG AS
Auditor Location	Oslo, Norway
Auditor Firm ID	1363
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Vitaminveien 4
Entity Address, Postal Zip Code	0485
Entity Address, City or Town	Oslo
Entity Address, Country	NO
City Area Code	47
Local Phone Number	2369-2400
Contact Personnel Name	Mr. Yahui Zhou, Chief Executive Officer c/o Aaron McParlan, General Counsel